Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Reconciliation of Principal Balances of Debt Obligations to the Balance Sheet
The Company’s long-term debt obligations consist of the following:

	December 31, 2022
($ in millions)	Principal	Debt issuance cost, net	Total
3.500% Senior Secured Euro Notes due July 2024	320	(1)	319
6.500% Senior Secured U.S. Dollar Notes due February 2025	700	(3)	697
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(5)	745
3.500% Senior Secured Euro Notes due June 2026	800	(4)	796
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(4)	746
2.375% Senior Secured Euro Notes due April 2028	533	(3)	530
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(5)	745
Senior Secured Notes	4,603	(26)	4,578

Euro Term Loan Facilities due January 2027	1,067	(9)	1,058
U.S. Dollar Revolving Credit Facility A due July 2027	65	(10)	55
Long-term debt, less current portion	5,735	(45)	5,690

5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	61
Current portion of long-term debt	61	—	61

Total debt	5,795	(45)	5,750

	December 31, 2021
($ in millions)	Principal	Debt issuance cost, net	Total
5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	61
3.500% Senior Secured Euro Notes due July 2024	566	(3)	564
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100	(7)	1,093
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(6)	744
3.500% Senior Secured Euro Notes due June 2026	849	(5)	844
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(5)	745
2.375% Senior Secured Euro Notes due April 2028	566	(4)	562
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(6)	744
Senior Secured Notes	5,393	(36)	5,357

Euro Term Loan Facilities due January 2027	1,133	(12)	1,121
Long-term debt, less current portion	6,525	(48)	6,477

Short-term borrowings	52	—	52

Total debt	6,577	(48)	6,529

At December 31, 2022 and December 31, 2021, $9 million and $17 million, respectively, of debt issuance costs, net for the Revolving Credit Facilities with no outstanding borrowings, are recorded as other non-current assets in the consolidated balance sheets.

Summary of Payments due under Significant Contractual Commitments
The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2022 is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2023	61	—	61
2024	—	533	533
2025	700	213	913
2026	750	1,013	1,763
2027	815	427	1,242
2028 and thereafter	750	533	1,283
Total principal payments	3,076	2,720	5,795
The borrowers must repay the Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2024	200
January 25, 2025	200
January 25, 2026	200
January 25, 2027	400

Schedule of Senior Secured Notes
The key terms of our senior secured notes (the “Notes”), which were rated Ba2 and BB+ by Moody’s Investor Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), respectively, at December 31, 2022, are as follows:

Description	Principal (in millions)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
5.350% Senior Secured U.S. Dollar Notes due October 2023	$61	5.47%	International Game Technology	**	††	+	Semi-annually in arrears
3.500% Senior Secured Euro Notes due July 2024	€300	3.68%	Parent	*	†	++	Semi-annually in arrears
6.500% Senior Secured U.S. Dollar Notes due February 2025	$700	6.71%	Parent	*	†	++	Semi-annually in arrears
4.125% Senior Secured U.S. Dollar Notes due April 2026	$750	4.34%	Parent	*	†	+++	Semi-annually in arrears
3.500% Senior Secured Euro Notes due June 2026	€750	3.65%	Parent	*	†	+++	Semi-annually in arrears
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750	6.41%	Parent	*	†	++	Semi-annually in arrears
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	Parent	*	†	+++	Semi-annually in arrears
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	Parent	*	†	+++	Semi-annually in arrears

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†    Ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

††    Certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

+    International Game Technology may redeem in whole or in part at any time prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. International Game Technology may also redeem in whole or in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain gaming regulatory events. Upon the occurrence of certain events, International Game Technology will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.
++    The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of the principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

+++    The Parent may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture governing the applicable Notes, together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

Schedule of Revolving Credit Facilities
The Parent and certain of its subsidiaries are party to an Amended and Restated Senior Facilities Agreement dated July 27, 2022 (the “RCF Agreement”), which provides for the following senior secured multi-currency revolving credit facilities (the “Revolving Credit Facilities”) maturing on July 31, 2027:

Facility (1)	Maximum Amount Available (in millions)
Revolving Credit Facility A	$820
Revolving Credit Facility B	€1,000
(1) The Parent, IGT Global Solutions Corporation, IGT Lottery Holdings B.V., IGT Lottery S.p.A, and International Game Technology are all borrowers under the Revolving Credit Facilities.

Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit	The following table summarizes the letters of credit outstanding at December 31, 2022 and 2021 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted-Average Annual Cost
December 31, 2022	118	1.26%
December 31, 2021	335	1.08%
(1) Represents letters of credit outstanding not under the Revolving Credit Facilities.

Schedule of Interest Expense

	For the year ended December 31,
($ in millions)	2022	2021	2020
Senior Secured Notes	249	292	344
Term Loan Facilities	24	30	37
Revolving Credit Facilities	21	29	31
Other	8	4	1
Interest expense	302	354	413
Interest income	(13)	(13)	(15)
Interest expense, net	289	341	398